Loans and Allowance for Credit Losses (Future Minimum Lease Payment Receivables under Noncancelable Leasing Agreements) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2017	¥ 452,748
Fiscal year ending March 31, 2018	411,741
Fiscal year ending March 31, 2019	287,632
Fiscal year ending March 31, 2020	208,520
Fiscal year ending March 31, 2021	117,157
Fiscal year ending March 31, 2022 and thereafter	162,447
Total minimum lease payment receivables	¥ 1,640,245